Average Annual Total Returns (Vanguard Market Neutral Fund)	12 Months Ended
Dec. 31, 2014
Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.26%
Five Years	3.54%
Ten Years	2.46%
Inception Date	Nov. 11, 1998
Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.38%
Five Years	3.64%
Ten Years	2.61%
Inception Date	Oct. 19, 1998
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.26%
Five Years	3.52%
Ten Years	1.91%
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.38%
Five Years	3.61%
Ten Years	2.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.41%
Five Years	2.75%
Ten Years	1.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.48%
Five Years	2.83%
Ten Years	1.94%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.03%
Five Years	0.06%
Ten Years	1.46%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.03%
Five Years	0.06%
Ten Years	1.46%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.43%
Five Years	1.08%
Ten Years	1.36%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.43%
Five Years	1.08%
Ten Years	1.36%